  Defiance Daily 2X Space ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 62.0%
Money Market Funds - 9.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	1,337,272	$1,337,272

U.S. Treasury Bills - 53.0%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	7,910,000	7,891,016

TOTAL SHORT-TERM INVESTMENTS (Cost $9,226,392)		9,228,288

TOTAL INVESTMENTS - 62.0% (Cost $9,226,392)		$9,228,288
Other Assets in Excess of Liabilities - 38.0%		5,648,021
TOTAL NET ASSETS - 100.0%		$14,876,309

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily 2X Space ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

  TOTAL RETURN SWAPS - (7.8)%

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AST SpaceMobile, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	$3,495,981	$95,064
Planet Labs PBC	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	3,758,408	(69,338)
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	3,609,466	(117,370)
Space Exploration Technologies Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(a)	05/10/2027	2,209,881	(209,424)
Space Exploration Technologies Corp.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(c)	07/25/2028	1,317,454	(108,683)
AST SpaceMobile, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	3,922,170	102,976
Planet Labs PBC	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	3,686,400	(94,356)
Rocket Lab Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	3,832,050	(142,395)
Space Exploration Technologies Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	07/28/2033	1,625,550	(76,950)
Space Exploration Technologies Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 29.00%	Termination(e)	01/31/2033	1,192,070	(75,790)
Space Exploration Technologies Corp.	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(d)	03/31/2033	1,083,700	(462,300)
							(1,158,566)

Net Unrealized Appreciation (Depreciation)							(1,158,566)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.